Stock-Based Compensation - Summary of Information Related to Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options
Cash proceeds from exercises of options	$ 1,700	$ 900	$ 900
Stock Options
Stock Options
Intrinsic value of options exercised	$ 2,300	$ 800	$ 2,000
Weighted average fair value (in dollars per share)	$ 7.78	$ 3.82	$ 9.45
Total grant-date fair value of stock options granted	$ 7,600	$ 4,800	$ 6,300
Options
Outstanding at the beginning of the period (in shares)	4,293,081	3,265,900	2,759,306
Granted (in shares)	975,873	1,265,046	668,362
Exercised (in shares)	(192,260)	(121,146)	(108,952)
Lapsed (forfeited or cancelled) (in shares)	(148,113)	(116,719)	(52,816)
Outstanding at the end of the period (in shares)	4,928,581	4,293,081	3,265,900
Exercisable at the end of the period (in shares)	2,605,778
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 14.61	$ 15.45	$ 11.81
Granted (in dollars per share)	22.20	12.78	30.24
Exercised (in dollars per share)	10.14	10.06	10.35
Lapsed (forfeited or cancelled) (in dollars per share)	22.34	22.70	23.03
Outstanding at the end of the period (in dollars per share)	16.07	$ 14.61	$ 15.45
Exercisable at the end of the period (in dollars per share)	$ 13.75
Weighted Average Remaining Life (Years)
Outstanding at the end of the period	6 years 1 month 6 days
Exercisable at the end of the period	4 years
Intrinsic Value
Intrinsic Value (dollars in thousands)	$ 40,027
Exercisable at the end of the period	$ 28,515